Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Diamir Biosciences Corp [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following:
	November 30, 2025	May 31, 2025
Advances to suppliers	$—	$45,252
Other	5,704	1,397
Total	$5,704	$46,649

DiamiR Biosciences Corp. [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	May 31, 2025	May 31, 2024
Deferred costs of equity financing	$—	$114,000
Advances to suppliers	45,252	—
Other	1,397	6,139
Total	$46,649	$120,139